UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada May 12, 2008
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: 5,576,224
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
03/31/2008


BANK OF MONTREAL      Common 063671101  307262 5454676  shs Sole None   5454676
BANK OF NOVA SCOTIA   Common 064149107  298117 5929132  Shs Sole None   5929132
BARRICK GOLD CORP     Common 067901108  294563 7050345  Shs Sole None   7050345
BCE INC               Common 05534B760  112662 2841421  Shs Sole None   2841421
BROOKFIELD ASSET MGMT ClassA 112585104  897    25312    Shs Sole None   25312
CAE INC               Common 124765108  80     6000     Shs Sole None   6000
CAMECO CORP           Common 13321L108  475    12000    Shs Sole None   12000
CAN IM BK OF COMM     Common 136069101  78155  1107800  Shs Sole None   1107800
CDN NATL RWAY CO      Common 136375102  229382 4917077  Shs Sole None   4917077
CDN NATURAL RES       Common 136385101  169849 2340168  Shs Sole None   2340,168
CDN PAC RWAY LTD      Common 13645T100  385    6000     Shs Sole None   6000
CELESTICA INC         Common 15101Q108  60831  10506170 Shs Sole None   10506170
ENBRIDGE INC          Common 29250N105  640    16000    Shs Sole None   16000
ENCANA CORP           Common 292505104  358584 5312353  Shs Sole None   5312353
GOLDCORP INC          Common 380956409  216482 6404800  Shs Sole None   6404800
IMPERIAL OIL LTD      Common 453038408  302654 5541082  Shs Sole None   5541082
MAGNA INTL CL A       ClassA 559222401  31986  398923   Shs Sole None   398923
MANULIFE FIN CORP     Common 56501R106  56465  1391800  Shs Sole None   1391800
METHANEX CORP         Common 59151K108  92218  3346085  Shs Sole None   3346085
NEXEN INC             Common 65334H102  60762  1892900  Shs Sole None   1892900
NORTEL NETWORKS INC   Common 656568508  46475  3102450  Shs Sole None   3102450
PETRO-CANADA          Common 71644E102  318722 5985389  Shs Sole None   5985389
PRECISION DRIL T U    Common 740215108  103267 6843376  Shs Sole None   6843376
ROYAL BANK OF CANADA  Common 780087102  380375 7496556  Shs Sole None   7496556
SHAW COMM INC B       ClassB 82028K200  142    6000.00  Shs Sole None   6000
SUN LIFE FIN INC      Common 866796105  169683 3045831  Shs Sole None   3045831
TALISMAN ENERGY INC   Common 87425E103  217941 11851050 Shs Sole None   11851050
TECK COMINCO LTD      ClassB 878742204  81490  2300036  Shs Sole None   2300036
TELUS CORP -NON VOTE  Common 87971M202  89461  1863382  Shs Sole None   1863382
THOMSON CORP          Common 884903105  152123 3775700  Shs Sole None   3775700
TORONTO-DOMINION BK   Common 891160509  207018 2978678  Shs Sole None   2978678
TRANSCANADA CORP      Common 89353D107  116711 2878907  Shs Sole None   2878907
SUNCOR ENERGY INC     Common 8677229106 77086  777000   Shs Sole None   777000
ACCENTURE LTD- CL A   ClassA G1150G111  13033  361000   Shs Sole None   361000
AFLAC INC             Common 001055102  14894  223400   Shs Sole None   223400
AMERICAN INTL GROUP   Common 026874107  53300  1200550  Shs Sole None   1200550
ANADARKO PET CORP     Common 032511107  13765  212750   Shs Sole None   212750
ANHEUSER-BUSCH        Common 035229103  14130  290100   Shs Sole None   290100
APOLLO GROUP INC      Common 037604105  15993  360660   Shs Sole None   360660
APPLE INC             Common 037833100  17536  119050   Shs Sole None   119050
APPLIED MATERIALS INC Common 038222105  26498  1323100  Shs Sole None   1323100
BERKSHIRE HATH INC    ClassB 084670207  5      1        Shs Sole None   1
BOEING CO             Common 097023105  13917  182300   Shs Sole None   182300
BROOKFIELD INF PART   Common G16252101  18     101200   shs Sole None   1012
CANON INC. SPONS ADR  Spons  138006309  35377  743225   Shs Sole None   743225
CHEVRON CORPORATION   Common 166764100  20718  236450   Shs Sole None   236450
CHUBB CORP            Common 171232101  305    6000     Shs Sole None   6000
CISCO SYSTEMS         Common 17275R102  9108   368300   Shs Sole None   368300
CITADEL BDCASTING CRP Common 17285T106  1      345      Shs Sole None   345
CITIGROUP INC.        Common 172967101  31235  1420550  Shs Sole None   1420550
CSX CORP              Common 126408103  345    6000     Shs Sole None   6000
EBAY INC              Common 278642103  16149  527200   Shs Sole None   527200
ESTEE LAUDER COMPS    Common 518439104  44861  953168   Shs Sole None   953168
EXXON MOBIL CORP      Common 30231G102  33700  388150   Shs Sole None   388150
GENERAL ELECTRIC CO   Common 369604103  29274  770550   Shs Sole None   770550
HALLIBURTON CO        Common 406216101  7570   187500   Shs Sole None   187500
HARLEY-DAVIDSON INC   Common 412822108  7656   198900   Shs Sole None   198900
INGERSOLL-RAND CO LTD ClassA G4776G101  92     2000     Shs Sole None   2000
INTL BUS MACHINE CORP Common 459200101  12753  107900   Shs Sole None   107900
JOHNSON & JOHNSON     Common 478160104  61525  923950   Shs Sole None   923950
JPMORGAN CHASE & CO   Common 46625H100  20704  469600   Shs Sole None   469600
K-TEL INTL INC        Common 4827243    0      4        Shs Sole None   4
MBIA INC              Common 55262C100  5679   452750   Shs Sole None   452750
MCDONALD'S CORP       Common 580135101  114    2000     Shs Sole None   2000
MERCK & CO. INC.      Common 589331107  42162  1082300  Shs Sole None   1082300
MICROSOFT CORP        Common 594918104  47484  1629950  Shs Sole None   1629950
NABORS IND LTD        Common G6359F103  15523  447800   Shs Sole None   447800
NEWMONT MINING CORP   Common 651639106  21707  466800   Shs Sole None   466800
NOKIA CORP - SPON ADR Spons  654902204  1      25       Shs Sole None   25
NORDSTROM INC         Common 655664100  8182   244500   Shs Sole None   244500
OFFICE DEPOT INC      Common 676220106  10899  960900   Shs Sole None   960900
PFIZER INC            Common 717081103  54000  2513425  Shs Sole None   2513425
QUALCOMM INC          Common 747525103  34120  810700   Shs Sole None   810700
SCHLUMBERGER LTD      Common 806857108  41276  462192   Shs Sole None   462192
SONY CORP ADR         Spons  835699307  38236  929600   Shs Sole None   929600
THE WALT DISNEY CO.   Common 254687106  145    4500     Shs Sole None   4500
TOYOTA MOT CORP - ADR Spons  892331307  104    1000     Shs Sole None   1000
TRANSOCEAN INC        Common G90073100  29160  210112   shs Sole None   210112
UNITED PARCEL SVC     ClassB 911312106  37268  49720    Shs Sole None   497200
WPOINT HTH NETWORKS   Common 94973V107  25885  571412   Shs Sole None   571412
WELLS FARGO & CO      Common 949746101  16874  564900   Shs Sole None   564900